Equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 107	$ 8
Acquisitions	6	121
Write-off	(2)	(8)
Foreign currency translation adjustment	(9)
Ending balance	80	107
Accumulated amortization:
Beginning balance	14	7
Amortization	24	14
Write-off	(1)	(7)
Foreign currency translation adjustment	(1)
Ending balance	36	14
Net book value:
Equipment	80	107	$ 107
Leasehold Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	90	0
Acquisitions	0	90
Write-off	0	0
Foreign currency translation adjustment	(7)
Ending balance	83	90
Accumulated amortization:
Beginning balance	10	0
Amortization	17	10
Write-off	0	0
Foreign currency translation adjustment	(1)
Ending balance	26	10
Net book value:
Equipment			80
Office Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	31	8
Acquisitions	6	31
Write-off	(2)	(8)
Foreign currency translation adjustment	(2)
Ending balance	33	31
Accumulated amortization:
Beginning balance	4	7
Amortization	7	4
Write-off	(1)	(7)
Foreign currency translation adjustment	0
Ending balance	$ 10	4
Net book value:
Equipment		23	$ 27
ifrs-full:LeaseholdImprovementsMember
Net book value:
Equipment		$ 57